As filed with the Securities and Exchange Commission on July 3, 2019

Securities Act of 1933	File No. 333-228904
Investment Company Act of 1940	File No. 811-23404

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 3

____________________________________________

North Capital Funds Trust
(Exact Name of Registrant as Specified in Charter)

623 E. Fort Union Blvd., Suite 101
Salt Lake City, UT 84047
(Address of Principal Executive Office)   (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 625-7768

_______________________________________________________________

 THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange St.
Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

JoAnn M. Strasser, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
614-469-3265 (phone)
614-469-3361 (fax)

It is proposed that the filing will become effective:

☑            immediately upon filing pursuant to paragraph (b)
 on (date) pursuant to paragraph (b)
 60 days after filing pursuant to paragraph (a)(1)
 on (date) pursuant to paragraph (a)(1)
              75 days after filing pursuant to paragraph (a)(2)
 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio, on the 3rd day of July, 2019.

North Capital Funds Trust
By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Pursuant to Power of Attorney

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

Name	Title	Date
James P. Dowd*	Trustee and President (Principal Executive Officer)	July 3, 2019

Stephanie Holt*	Treasurer (Principal Financial and Accounting Officer)	July 3, 2019

Karen Fleck*	Trustee	July 3, 2019

Nivine Richie*	Trustee	July 3, 2019

David Wieder*	Trustee	July 3, 2019

*     By:      /s/ JoAnn M. Strasser
Name: JoAnn M. Strasser
Pursuant to Power of Attorney

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase